Regulatory Matters (Details) (Bank, USD $)	Dec. 31, 2012	Dec. 31, 2011
Bank
Total Capital (to Risk Weighted Assets)
Actual Amount	$ 63,590,679	$ 64,045,250
Actual Ratio (as a percent)	15.16%	15.62%
For Capital Adequacy Purposes Amount	33,552,340	32,798,038
For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	41,940,426	40,997,548
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier I Capital (to Risk Weighted Assets)
Actual Amount	60,814,822	61,145,725
Actual Ratio (as a percent)	14.50%	14.91%
For Capital Adequacy Purposes Amount	16,776,170	16,399,019
For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	25,164,255	24,598,529
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier I Capital (to Average Assets)
Actual Amount	60,814,822	61,145,725
Actual Ratio (as a percent)	9.33%	9.62%
For Capital Adequacy Purposes Amount	26,064,343	25,432,984
For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 32,580,429	$ 31,791,230
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%